SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term Investments (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 17, 2025	Apr. 30, 2025	Oct. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments		$ 27,767,470	$ 28,090,382
Gain from short term investments		$ 270,150	$ 269,958
Subsequent event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments redeemed	$ 27,767,470